Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Schedule of Due from Related Parties

As of September 30, 2021 and December 31, 2020, we had the following balances due from related parties:

	30-Sep-21	31-Dec-20
Dal Toro Holdings II, LLC	$38,887.00
Employees4Hire, LLC		$27,213.00
Greeen Wagon Holdings, LLC	$5,361,251.58	$360,703.00
Panorama Crest, LLC	$100,000.00
Stella Marina, LLC	$77,433.00
Sky High, LLC	$1,028,000.00
Total	$6,605,571.58	$387,916.00

The Company had the following balances due from (to) related parties as of December 31:

December 31,	2020	2019
Dal Taro Holdings II, LLC	-	35,818
Employees4Hire, LLC	27,213	(691,950)
Green Wagon Holdings, LLC	360,703	586,797
Ketores Holdings, LLC	-	(1,610,000)
Panorama Crest, LLC	-	(149,450)
Barracco Realty, LLC	-	(3,000)
Related Individual	-	(35,050)
	387,917	$(1,866,835)